Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended			13 Months Ended	15 Months Ended		16 Months Ended	18 Months Ended		19 Months Ended	21 Months Ended		22 Months Ended	24 Months Ended		25 Months Ended	27 Months Ended		28 Months Ended	30 Months Ended		31 Months Ended	33 Months Ended		34 Months Ended	36 Months Ended		37 Months Ended	39 Months Ended		40 Months Ended	42 Months Ended		43 Months Ended	45 Months Ended		46 Months Ended	48 Months Ended		49 Months Ended	51 Months Ended		52 Months Ended	54 Months Ended		55 Months Ended	57 Months Ended		58 Months Ended	60 Months Ended		61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
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C000158764
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional
Accumulated Value			$ 10,000			$ 10,100			$ 9,311			$ 9,744				$ 9,744			$ 9,432			$ 9,940			$ 10,175			$ 10,328			$ 10,461			$ 11,391			$ 10,980			$ 11,201			$ 11,149			$ 10,444			$ 11,167			$ 11,167			$ 10,773			$ 11,368			$ 15,849			$ 16,964		$ 16,136		$ 16,814		$ 18,056		$ 18,525		$ 18,911		$ 18,962		$ 17,166		$ 15,759		$ 15,071		$ 14,951		$ 14,846		$ 15,804	$ 14,083	$ 15,699	$ 15,849	$ 16,912	$ 17,301	$ 17,674	$ 14,787	$ 16,483
C000158765
Account Value [Line Items]
Line Graph and Table Measure Name														Investor
Accumulated Value			10,000			10,100			9,298			9,731				9,721			9,398			9,896			10,131			10,284			10,406			11,316			10,863			11,073			11,010			10,305			11,017			11,006			10,623			11,197			15,602			16,685		15,867		16,522		17,727		18,171		18,545		18,582		16,804		15,417		14,739		14,603		14,498		15,417	13,729	15,312	15,447	16,472	16,849	17,199	14,373	16,008
C000193875
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional
Accumulated Value		$ 10,000		$ 10,190			$ 10,239			$ 7,412			$ 7,876				$ 6,856			$ 6,735			$ 7,611			$ 8,621			$ 9,867			$ 10,243			$ 8,980			$ 8,769			$ 7,828			$ 9,389			$ 12,089			$ 13,203			$ 14,566			$ 13,337			$ 10,376			$ 9,984			$ 9,258		$ 11,288		$ 11,735		$ 12,890		$ 11,549		$ 13,636		$ 13,654		$ 14,790		$ 14,138		$ 15,998		$ 11,820		$ 14,587
C000193876
Account Value [Line Items]
Line Graph and Table Measure Name														Investor
Accumulated Value		10,000		10,190			10,229			7,402			7,866				6,836			6,715			7,591			8,580			9,826			10,191			8,939			8,715			7,773			9,311			12,001			13,092			14,431			13,210			10,250			9,875			9,144		11,149		11,580		12,704		11,374		13,416		13,435		14,541		13,885		15,711		11,595		14,302
C000220967
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional
Accumulated Value	$ 10,000				$ 9,010			$ 9,540			$ 11,260				$ 11,790			$ 12,600			$ 12,117			$ 10,231			$ 9,682			$ 9,097			$ 10,088			$ 10,219			$ 11,126			$ 9,920			$ 11,457			$ 11,541			$ 12,439			$ 12,439			$ 13,452			$ 10,478			$ 12,326
C000220968
Account Value [Line Items]
Line Graph and Table Measure Name														Investor
Accumulated Value	10,000				9,000			9,520			11,230				11,750			12,560			12,067			10,179			9,618			9,032			10,012			10,143			11,027			9,833			11,340			11,424			12,309			12,309			13,295			10,346			12,161
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			9,965			9,349			10,008				10,591			10,414			11,222			11,801			12,290			12,875			14,186			13,367			14,285			13,821			13,857			15,170			15,426			15,801			16,862			15,301			17,271		17,335		19,771		22,337		23,565		24,774		24,375		22,385		22,472		21,155		22,373		22,981		25,397	23,300	27,030	28,189	31,022	32,158	34,160	31,599	36,088
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000			$ 9,965			$ 9,349			$ 10,008				$ 10,591			$ 10,414			$ 11,222			$ 11,801			$ 12,290			$ 12,875			$ 14,186			$ 13,367			$ 14,285			$ 13,821			$ 13,857			$ 15,170			$ 15,426			$ 15,801			$ 16,862			$ 15,301			$ 17,271		$ 17,335		$ 19,771		$ 22,337		$ 23,565		$ 24,774		$ 24,375		$ 22,385		$ 22,472		$ 21,155		$ 22,373		$ 22,981		$ 25,397	$ 23,300	$ 27,030	$ 28,189	$ 31,022	$ 32,158	$ 34,160	$ 31,599	$ 36,088
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,194			11,232			10,583			11,310				10,943			10,972			12,011			12,214			12,510			13,351			12,115			13,674			13,725			15,653			17,686			18,658			19,615			19,299			17,723			17,792			16,749		17,714		18,195		20,108		18,448		21,401		22,319		24,561		25,461		27,046		25,019		28,573
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,194			11,232			10,583			11,310				10,943			10,972			12,011			12,214			12,510			13,351			12,115			13,674			13,725			15,653			17,686			18,658			19,615			19,299			17,723			17,792			16,749		17,714		18,195		20,108		18,448		21,401		22,319		24,561		25,461		27,046		25,019		28,573
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				9,965			11,365			12,841				13,547			14,242			14,012			12,868			12,918			12,161			12,861			13,211			14,600			13,395			15,539			16,205			17,833			18,487			19,637			18,165			20,746
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				9,965			11,365			12,841				13,547			14,242			14,012			12,868			12,918			12,161			12,861			13,211			14,600			13,395			15,539			16,205			17,833			18,487			19,637			18,165			20,746
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE 3-Month U.S. T-Bill Index
Accumulated Value		10,000		10,008			10,038			10,076			10,123				10,175			10,235			10,296			10,359			10,414			10,458			10,493			10,500			10,503			10,506			10,507			10,508			10,509			10,510			10,516			10,539			10,601		10,707		10,830		10,972		11,125		11,281		11,434		11,592		11,747		11,886		12,013		12,146
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE 3-Month U.S. T-Bill Index
Accumulated Value		$ 10,000		$ 10,008			$ 10,038			$ 10,076			$ 10,123				$ 10,175			$ 10,235			$ 10,296			$ 10,359			$ 10,414			$ 10,458			$ 10,493			$ 10,500			$ 10,503			$ 10,506			$ 10,507			$ 10,508			$ 10,509			$ 10,510			$ 10,516			$ 10,539			$ 10,601		$ 10,707		$ 10,830		$ 10,972		$ 11,125		$ 11,281		$ 11,434		$ 11,592		$ 11,747		$ 11,886		$ 12,013		$ 12,146
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE 3-Month U.S. T-Bill Index
Accumulated Value	10,000				10,003			10,005			10,007				10,007			10,008			10,010			10,015			10,037			10,096			10,197			10,314			10,449			10,595			10,744			10,889			11,040			11,187			11,319			11,441			11,568
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE 3-Month U.S. T-Bill Index
Accumulated Value	$ 10,000				$ 10,003			$ 10,005			$ 10,007				$ 10,007			$ 10,008			$ 10,010			$ 10,015			$ 10,037			$ 10,096			$ 10,197			$ 10,314			$ 10,449			$ 10,595			$ 10,744			$ 10,889			$ 11,040			$ 11,187			$ 11,319			$ 11,441			$ 11,568